T. ROWE PRICE Limited-Term Bond Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.2%
Car Loan 6.7%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  276 272
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 402
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  15 15
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 109
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 178
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 105
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 212
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 384
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 259
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 465
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 405
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 319
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 136
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 258
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 171
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 99
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 166
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 96 93
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 360 357
Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 296
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 137
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 449
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 454
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 98
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 70
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 135
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 210 199
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 132
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 399
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 113
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 132
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 603
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 266
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  — —
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 100
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 39
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 169
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 53 51

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 175
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  13 13
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 70 69
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 117 117
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 113
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 237
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 348
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 321
Santander Drive Auto Receivables Trust
Series 2023-4, Class A2
6.18%, 2/16/27  380 380
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 421
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 178
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 149
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 73
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 459
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 288
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 142
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  85 84
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 155
11,969
Other Asset-Backed Securities 7.0%
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.63%, 4/15/34 (1) 250 248
Par/Shares $ Value
(Amounts in 000s)
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 59 56
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 86 81
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/15/33 (1) 290 289
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.62%, 7/15/33 (1) 250 249
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 185
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 90 87
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 250 247
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 38 36
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 203 191
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 140 140
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 120 120
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 458
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 286
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 200 188
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 26 26
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 9 9
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 70 66
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 373 372
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 97 97
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 160 153

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 100
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.77%, 1/15/32 (1) 250 250
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.589%, 7/27/31 (1) 279 277
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.169%, 7/27/31 (1) 250 249
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 485 481
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.578%, 4/20/32 (1) 455 453
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.64%, 7/15/33 (1) 465 463
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.813%, 1/25/32 (1) 500 499
MMAF Equipment Finance
Series 2022-B, Class A3
5.61%, 7/10/28 (1) 155 154
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 87 80
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 115 107
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 41 37
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 298 289
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 9 9
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 15 15
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.972%, 10/18/30 (1) 255 251
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.572%, 1/20/32 (1) 400 399
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.637%, 4/22/29 (1) 432 432
Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M TSFR + 1.222%, 6.53%, 7/15/30 (1) 246 245
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.12%, 7/15/30 (1) 315 311
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 58 56
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 175
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 179 177
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 73 73
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 100
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 100
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 100 100
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M TSFR + 1.342%, 6.706%, 11/15/31 (1) 480 477
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 395 369
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 230 217
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 46 45
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 22 21
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 68 63
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 140 128
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.063%, 10/25/29 (1) 350 341
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.59%, 1/15/34 (1) 450 450
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.17%, 1/15/34 (1) 250 246
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.668%, 4/20/33 (1) 250 249

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 210 209
12,481
Student Loan 0.5%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 82 75
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 61 56
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 41 37
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 113 101
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 52 46
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.683%, 3/22/32  248 240
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.174%, 3/26/68 (1) 128 127
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 254 227
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 96 85
994
Total Asset-Backed Securities
(Cost $26,016) 25,444
CORPORATE BONDS 47.6%
FINANCIAL INSTITUTIONS 20.7%
Banking 13.8%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)
(2) 200 199
Ally Financial, 3.875%, 5/21/24  395 388
American Express, 2.25%, 3/4/25  445 423
Banco Santander, 3.496%, 3/24/25  200 192
Banco Santander, VR, 5.742%, 6/30/24 (2) 400 398
Bank of America, VR, 0.81%, 10/24/24 (2) 135 134
Bank of America, VR, 0.976%, 4/22/25 (2) 255 247
Bank of America, VR, 1.734%, 7/22/27 (2) 190 168
Bank of America, VR, 1.843%, 2/4/25 (2) 215 211
Bank of America, VR, 3.384%, 4/2/26 (2) 265 254
Bank of America, VR, 3.841%, 4/25/25 (2) 190 187
Bank of America, VR, 5.08%, 1/20/27 (2) 200 196
Bank of Ireland Group, 4.50%, 11/25/23 (1) 870 867
Bank of Montreal, 3.70%, 6/7/25  350 337
Bank of Montreal, 5.30%, 6/5/26  220 217
Bank of Montreal, 5.92%, 9/25/25  325 324
Bank of Montreal, Series H, 4.25%, 9/14/24  390 384
Par/Shares $ Value
(Amounts in 000s)
Bank of New York Mellon, VR, 4.414%,
7/24/26 (2) 225 219
Bank of New York Mellon, VR, 4.947%,
4/26/27 (2) 255 248
Bank of New York Mellon, VR, 5.148%,
5/22/26 (2) 250 249
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 230
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 261
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 195
Barclays, VR, 1.007%, 12/10/24 (2) 245 242
Barclays, VR, 5.304%, 8/9/26 (2) 200 196
Barclays, VR, 7.325%, 11/2/26 (2) 205 208
BPCE, 5.70%, 10/22/23 (1) 1,010 1,009
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 270 264
CaixaBank, VR, 6.684%, 9/13/27 (1)(2) 290 290
Capital One Financial, 3.90%, 1/29/24  145 144
Capital One Financial, 4.25%, 4/30/25 (3) 60 58
Capital One Financial, VR, 2.636%,
3/3/26 (2) 265 250
Capital One Financial, VR, 4.985%,
7/24/26 (2) 205 199
Capital One Financial, VR, 6.312%,
6/8/29 (2) 120 117
Citigroup, VR, 0.981%, 5/1/25 (2) 200 193
Citigroup, VR, 3.106%, 4/8/26 (2) 240 229
Citigroup, VR, 4.14%, 5/24/25 (2) 255 252
Credicorp, 2.75%, 6/17/25 (1) 200 188
Danske Bank, 5.375%, 1/12/24 (1) 350 349
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 200 197
Danske Bank, VR, 6.259%, 9/22/26 (1)(2) 200 200
Discover Bank, 2.45%, 9/12/24  270 259
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (2) 95 94
Fifth Third Bank, 2.25%, 2/1/27  250 219
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 335 330
Goldman Sachs Group, 3.50%, 4/1/25  250 240
Goldman Sachs Group, VR, 0.925%,
10/21/24 (2) 325 323
Goldman Sachs Group, VR, 1.757%,
1/24/25 (2) 265 261
Goldman Sachs Group, VR, 4.482%,
8/23/28 (2) 210 198
Goldman Sachs Group, VR, 5.798%,
8/10/26 (2) 390 386
HDFC Bank, 5.686%, 3/2/26  250 250
HSBC Holdings, 4.25%, 3/14/24  200 198
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 200 198
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 349
Huntington National Bank, VR, 5.699%,
11/18/25 (2) 250 245
ING Groep, VR, 6.083%, 9/11/27 (2) 200 199
JPMorgan Chase, FRN, SOFR + 0.885%,
6.205%, 4/22/27  75 74
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 225 218
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 460 431
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 440 427

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 383
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 195 184
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 250 238
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 220 216
Morgan Stanley, VR, 5.05%, 1/28/27 (2) 105 103
Morgan Stanley, VR, 6.138%, 10/16/26 (2) 250 250
Morgan Stanley, VR, SOFR + 0.455%,
5.79%, 1/25/24  125 125
Morgan Stanley, VR, SOFR + 0.466%,
5.808%, 11/10/23  295 295
Morgan Stanley Bank, 4.754%, 4/21/26  250 244
Northern Trust, 3.95%, 10/30/25  155 149
PNC Financial Services Group, VR, 4.758%,
1/26/27 (2) 265 258
PNC Financial Services Group, VR, 5.671%,
10/28/25 (2) 355 351
PNC Financial Services Group, VR, 5.812%,
6/12/26 (2) 100 99
Royal Bank of Canada, 4.95%, 4/25/25  445 438
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 190 164
Standard Chartered, VR, 1.822%,
11/23/25 (1)(2) 200 189
State Street, 5.272%, 8/3/26  320 316
State Street, VR, 4.857%, 1/26/26 (2) 115 113
State Street, VR, 5.104%, 5/18/26 (2) 180 178
Synchrony Financial, 4.25%, 8/15/24  485 473
Toronto-Dominion Bank, 0.70%, 9/10/24  350 334
Toronto-Dominion Bank, 4.285%, 9/13/24  460 453
Toronto-Dominion Bank, 5.532%, 7/17/26  270 268
Truist Financial, FRN, SOFR + 0.40%,
5.744%, 6/9/25  165 161
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 505 474
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 145 144
UBS, 0.70%, 8/9/24 (1)(3) 205 196
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 174
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 200 194
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 235 231
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 200 200
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 192
Wells Fargo, VR, 3.526%, 3/24/28 (2) 170 156
Wells Fargo, VR, 3.908%, 4/25/26 (2) 280 270
Wells Fargo, VR, 4.54%, 8/15/26 (2) 275 267
Wells Fargo Bank, 5.55%, 8/1/25  250 249
24,741
Brokerage Asset Managers
Exchanges 0.6%
Charles Schwab, 2.45%, 3/3/27  575 513
Charles Schwab, 3.20%, 3/2/27  135 124
LSEGA Financing, 0.65%, 4/6/24 (1) 320 310
Nasdaq, 5.65%, 6/28/25  45 45
992
Finance Companies 1.6%
AerCap Ireland Capital, 1.65%, 10/29/24  635 604
AerCap Ireland Capital, 4.875%, 1/16/24  300 299
AerCap Ireland Capital, 6.10%, 1/15/27  155 154
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 179
Par/Shares $ Value
(Amounts in 000s)
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 236
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 73
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 325
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 88
GATX, 3.25%, 9/15/26  342 316
GATX, 4.35%, 2/15/24  360 358
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 232
2,864
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 384
384
Insurance 3.6%
American International Group, 2.50%,
6/30/25  220 208
Athene Global Funding, 1.716%, 1/7/25 (1) 435 408
Athene Global Funding, 2.514%, 3/8/24 (1) 535 526
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 195
CNO Global Funding, 1.65%, 1/6/25 (1) 240 225
CNO Global Funding, 1.75%, 10/7/26 (1) 355 312
Corebridge Financial, 3.50%, 4/4/25  205 196
Elevance Health, 5.35%, 10/15/25  85 84
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 244
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 84
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 340
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 32
First American Financial, 4.60%, 11/15/24  450 442
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 301
Humana, 1.35%, 2/3/27  90 78
Humana, 3.85%, 10/1/24  180 176
Humana, 4.50%, 4/1/25  145 142
Humana, 5.75%, 3/1/28  85 85
Jackson Financial, 1.125%, 11/22/23  270 268
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 272
Marsh & McLennan, 3.75%, 3/14/26  45 43
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 324
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 206
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 160
UnitedHealth Group, 3.70%, 5/15/27  280 266
UnitedHealth Group, 4.25%, 1/15/29  350 333
UnitedHealth Group, 5.15%, 10/15/25  245 244
UnitedHealth Group, 5.25%, 2/15/28  175 175
Willis North America, 3.60%, 5/15/24  90 89
6,458
Real Estate Investment Trusts 0.9%
Kimco Realty OP, 2.70%, 3/1/24  465 458

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Public Storage Operating, 5.125%, 1/15/29  95 93
Public Storage Operating, FRN, SOFR +
0.47%, 5.79%, 4/23/24  115 115
Realty Income, 3.875%, 7/15/24  450 442
Realty Income, 5.05%, 1/13/26  65 64
WP Carey, 4.00%, 2/1/25  465 452
1,624
Total Financial Institutions 37,063
INDUSTRIAL 23.5%
Basic Industry 1.4%
ArcelorMittal, 3.60%, 7/16/24  100 98
BHP Billiton Finance USA, 5.25%, 9/8/26  440 437
Celanese U.S. Holdings, 6.05%, 3/15/25  148 148
Celanese U.S. Holdings, 6.35%, 11/15/28  125 124
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 196
Ecolab, 1.65%, 2/1/27  100 89
Ecolab, 5.25%, 1/15/28  290 289
LYB International Finance III, 1.25%,
10/1/25  177 161
Nucor, 2.00%, 6/1/25  80 75
Nucor, 3.95%, 5/23/25  125 121
Nutrien, 4.90%, 3/27/28  110 106
POSCO, 4.375%, 8/4/25  450 438
Sherwin-Williams, 4.25%, 8/8/25  110 107
Westlake, 0.875%, 8/15/24  205 196
2,585
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%,
5/17/25  210 203
Amphenol, 2.05%, 3/1/25  220 209
Amphenol, 4.75%, 3/30/26  95 93
Carrier Global, 2.242%, 2/15/25  64 61
Mohawk Industries, 5.85%, 9/18/28  150 149
Parker-Hannifin, 3.65%, 6/15/24  400 394
Regal Rexnord, 6.05%, 2/15/26 (1) 170 168
Republic Services, 2.50%, 8/15/24  220 214
Republic Services, 4.875%, 4/1/29  80 77
1,568
Communications 4.1%
American Tower, 2.40%, 3/15/25  170 161
AT&T, 4.10%, 2/15/28  95 89
Charter Communications Operating,
4.908%, 7/23/25  955 933
Cox Communications, 3.15%, 8/15/24 (1) 450 438
Cox Communications, 3.50%, 8/15/27 (1) 100 91
Crown Castle, 1.05%, 7/15/26  255 224
Crown Castle, 2.90%, 3/15/27  220 200
Crown Castle, 5.00%, 1/11/28  85 82
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 73
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 445
KT, 4.00%, 8/8/25 (1) 450 437
Meta Platforms, 4.60%, 5/15/28  185 181
NTT Finance, 4.142%, 7/26/24 (1) 200 197
NTT Finance, 4.239%, 7/25/25 (1) 200 194
Rogers Communications, 2.95%, 3/15/25  430 410
Rogers Communications, 3.20%, 3/15/27  310 284
Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 99
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 77
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 309
SBA Tower Trust, 6.599%, 1/15/28 (1) 155 156
SBA Tower Trust, Series 2014-2A, Class C,
STEP, 3.869%, 10/15/49 (1) 110 107
T-Mobile USA, 2.25%, 2/15/26  195 179
T-Mobile USA, 3.50%, 4/15/25  265 256
Take-Two Interactive Software, 3.30%,
3/28/24  9 9
Take-Two Interactive Software, 3.55%,
4/14/25  150 145
Take-Two Interactive Software, 5.00%,
3/28/26  265 260
Verizon Communications, 1.45%, 3/20/26  270 243
Verizon Communications, 2.625%, 8/15/26  395 365
Warnermedia Holdings, 3.755%, 3/15/27  700 645
Warnermedia Holdings, 6.412%, 3/15/26  125 125
7,414
Consumer Cyclical 3.4%
7-Eleven, 0.80%, 2/10/24 (1) 135 132
Advance Auto Parts, 5.90%, 3/9/26  60 58
Aptiv, 2.396%, 2/18/25  205 195
AutoZone, 3.625%, 4/15/25  120 116
Daimler Truck Finance North America,
1.625%, 12/13/24 (1) 260 247
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 148
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 149
General Motors Financial, 2.90%, 2/26/25  485 464
General Motors Financial, 5.40%, 4/6/26  135 132
Genuine Parts, 1.75%, 2/1/25  105 99
Hyundai Capital America, 0.80%, 1/8/24 (1) 160 158
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 77
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 105
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 118
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 156
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 188
Lowe's, 3.35%, 4/1/27  80 74
Lowe's, 4.40%, 9/8/25  305 298
Lowe's, 4.80%, 4/1/26  175 172
Marriott International, 3.60%, 4/15/24  425 419
Marriott International, 3.75%, 3/15/25  55 53
Marriott International, 4.90%, 4/15/29  55 52
Marriott International, 5.45%, 9/15/26  90 89
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 187
Nordstrom, 2.30%, 4/8/24  35 34
Ross Stores, 0.875%, 4/15/26  155 138
Ross Stores, 4.60%, 4/15/25  810 794
Starbucks, 4.75%, 2/15/26  215 212

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 174
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 193
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 238
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 279
6,003
Consumer Non-Cyclical 7.1%
AbbVie, 2.60%, 11/21/24  715 689
AbbVie, 2.95%, 11/21/26  510 473
AbbVie, 3.20%, 5/14/26  45 43
Amgen, 5.25%, 3/2/25  95 94
Astrazeneca Finance, 1.20%, 5/28/26  320 288
BAT International Finance, 1.668%, 3/25/26  225 202
BAT International Finance, 4.448%, 3/16/28  460 429
Baxter International, 0.868%, 12/1/23  350 347
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 250 249
Becton Dickinson & Company, 3.363%,
6/6/24  336 330
Becton Dickinson & Company, 3.734%,
12/15/24  78 76
Becton Dickinson & Company, 4.693%,
2/13/28  375 363
Brunswick, 0.85%, 8/18/24  290 276
Cardinal Health, 3.079%, 6/15/24  180 176
Cardinal Health, 3.50%, 11/15/24  215 209
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 680 659
Constellation Brands, 3.60%, 5/9/24  225 222
CSL Finance, 3.85%, 4/27/27 (1) 90 85
CVS Health, 2.875%, 6/1/26  115 107
CVS Health, 3.00%, 8/15/26  105 98
CVS Health, 5.00%, 2/20/26  255 251
HCA, 3.125%, 3/15/27  260 236
HCA, 5.375%, 2/1/25  165 163
Imperial Brands Finance, 3.125%,
7/26/24 (1) 730 710
Imperial Brands Finance, 4.25%,
7/21/25 (1) 200 193
JDE Peet's, 0.80%, 9/24/24 (1) 150 142
Kenvue, 5.35%, 3/22/26 (1) 115 114
Mars, 4.55%, 4/20/28 (1) 355 343
Mattel, 3.375%, 4/1/26 (1) 210 195
Mattel, 5.875%, 12/15/27 (1) 170 165
Mondelez International, 2.625%, 3/17/27  190 173
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 195
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 46
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 651
Pfizer Investment Enterprises, 4.45%,
5/19/26  530 518
Pfizer Investment Enterprises, 4.45%,
5/19/28  275 265
Philip Morris International, 4.875%, 2/13/26  230 226
Philip Morris International, 5.00%, 11/17/25  140 138
Philip Morris International, 5.125%,
11/15/24  270 268
Par/Shares $ Value
(Amounts in 000s)
Revvity, 0.85%, 9/15/24  715 680
Thermo Fisher Scientific, 4.953%, 8/10/26  425 420
Utah Acquisition, 3.95%, 6/15/26  435 407
Viatris, 1.65%, 6/22/25  350 323
Viterra Finance, 4.90%, 4/21/27 (1) 280 268
Zoetis, 5.40%, 11/14/25  260 258
12,763
Energy 2.7%
Canadian Natural Resources, 2.05%,
7/15/25  335 312
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  395 392
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 40
DCP Midstream Operating, 5.375%,
7/15/25  485 478
Enbridge, 2.15%, 2/16/24  315 310
Enbridge, 2.50%, 1/15/25  265 253
Enbridge, 2.50%, 2/14/25  150 143
Energy Transfer, 2.90%, 5/15/25  65 62
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 174
Energy Transfer, 5.875%, 1/15/24  610 610
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 97
ONEOK, 5.55%, 11/1/26  190 189
Ovintiv, 5.65%, 5/15/25  215 214
Pioneer Natural Resources, 5.10%, 3/29/26  165 163
Sabine Pass Liquefaction, 5.625%, 3/1/25  320 318
Sabine Pass Liquefaction, 5.75%, 5/15/24  100 100
Schlumberger Finance Canada, 1.40%,
9/17/25  80 74
TransCanada PipeLines, 6.203%, 3/9/26  415 413
Williams, 4.30%, 3/4/24  75 74
Williams, 5.40%, 3/2/26  455 451
4,882
Technology 2.5%
Analog Devices, FRN, SOFR + 0.25%,
5.595%, 10/1/24  70 70
CDW, 5.50%, 12/1/24  75 74
Fidelity National Information Services,
0.60%, 3/1/24  130 127
Fidelity National Information Services,
4.50%, 7/15/25  135 132
Fortinet, 1.00%, 3/15/26  160 143
Intel, 4.875%, 2/10/26  180 178
Intuit, 5.25%, 9/15/26  915 914
Microchip Technology, 0.972%, 2/15/24  300 295
Microchip Technology, 0.983%, 9/1/24  220 210
Micron Technology, 5.375%, 4/15/28  260 251
NXP, 2.70%, 5/1/25  205 195
NXP, 3.875%, 6/18/26  155 147
NXP, 4.40%, 6/1/27  35 33
NXP, 4.875%, 3/1/24  250 248
Oracle, 5.80%, 11/10/25  140 140
Qorvo, 1.75%, 12/15/24 (1) 125 117
Roper Technologies, 2.35%, 9/15/24  90 87
S&P Global, 2.45%, 3/1/27  510 464
Western Union, 2.85%, 1/10/25  525 501

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Workday, 3.50%, 4/1/27  120 112
4,438
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  274 260
Canadian Pacific Railway, 1.35%, 12/2/24  315 299
Canadian Pacific Railway, 1.75%, 12/2/26  135 120
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 331
HPHT Finance, 2.875%, 11/5/24  600 580
Penske Truck Leasing, 2.70%, 11/1/24 (1) 120 115
Penske Truck Leasing, 3.45%, 7/1/24 (1) 172 168
Penske Truck Leasing, 3.95%, 3/10/25 (1) 180 174
Penske Truck Leasing, 5.75%, 5/24/26 (1) 230 227
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  170 153
2,427
Total Industrial 42,080
UTILITY 3.4%
Electric 2.8%
AES, 3.30%, 7/15/25 (1) 190 180
Alexander Funding Trust, 1.841%,
11/15/23 (1) 225 224
Constellation Energy Generation, 5.60%,
3/1/28  145 144
DTE Energy, STEP, 4.22%, 11/1/24  240 236
Enel Finance International, 1.375%,
7/12/26 (1) 265 234
Enel Finance International, 2.65%,
9/10/24 (1) 405 390
Enel Finance International, 6.80%,
10/14/25 (1) 200 202
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 274
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 225
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 130
NextEra Energy Capital Holdings, 6.051%,
3/1/25  115 115
NRG Energy, 3.75%, 6/15/24 (1) 155 152
Pacific Gas & Electric, 3.50%, 6/15/25  220 209
Southern, STEP, 4.475%, 8/1/24  920 907
Vistra Operations, 3.55%, 7/15/24 (1) 1,150 1,121
Vistra Operations, 5.125%, 5/13/25 (1) 285 278
5,021
Natural Gas 0.6%
APA Infrastructure, 4.20%, 3/23/25 (1) 625 608
NiSource, 5.25%, 3/30/28  60 58
Sempra, 3.30%, 4/1/25  175 168
Sempra, 5.40%, 8/1/26  125 124
Southern California Gas, 2.95%, 4/15/27  185 170
1,128
Total Utility 6,149
Total Corporate Bonds
(Cost $88,137) 85,292
Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.0%
Owned No Guarantee 2.0%
Bank Mandiri Persero, 5.50%, 4/4/26  260 257
DAE Funding, 1.55%, 8/1/24 (1) 200 192
Israel Electric, Series 6, 5.00%, 11/12/24  450 444
Korea Electric Power, 5.375%, 7/31/26 (1) 450 448
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 425
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 490 470
NBN, 1.45%, 5/5/26 (1) 405 365
Pelabuhan Indonesia Persero, 4.875%,
10/1/24  450 444
QNB Finance, 2.625%, 5/12/25  450 427
Total Foreign Government Obligations &
Municipalities
(Cost $3,561) 3,472
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 194
Total Municipal Securities
(Cost $200) 194
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.0%
Collateralized Mortgage
Obligations 4.8%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 23 22
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 31 29
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 114 93
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 33 26
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 102 82
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 80 65
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 105 81
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 98 76

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 190 160
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 143 120
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 260 218
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 82 68
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 124 108
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 77 58
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 93 78
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 55 44
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 105 82
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.629%, 1/25/30  7 7
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.315%, 12/25/41 (1) 205 204
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 27 25
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 51 43
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 51 43
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.865%, 4/25/34 (1) 35 35
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 19 18
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 30 24
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 30 24
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 212 165
Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 62 48
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 134 124
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 190 160
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46 (1) 52 49
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.867%, 5/25/47 (1) 30 28
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 39 34
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 13 12
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 20 18
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 209
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 274
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.928%, 7/25/44 (1) 4 4
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 207 174
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 421 351
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 104 78
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 343 324
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 97 82
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 48 43
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 51 42
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 127 107
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 368 306

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 93 74
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.542%, 6/25/59 (1) 19 18
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.384%, 2/25/60 (1) 33 30
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 98 80
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 26 21
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 56 48
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 195 163
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 29 26
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 4 4
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 39 34
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 131 113
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 236 222
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 93 82
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 251 206
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.965%, 1/25/34 (1) 74 74
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 7.115%, 11/25/41 (1) 90 88
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 6.315%, 1/25/42 (1) 147 145
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.265%, 6/25/42 (1) 249 255
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 58 49
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 396 356
Par/Shares $ Value
(Amounts in 000s)
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 65 54
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 403 337
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
4.00%, 11/25/59 (1) 170 162
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 145 139
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 222 207
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 27 25
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 37 31
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 49 41
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 35 29
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 67 56
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 89 70
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 338 282
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 21 19
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 71 60
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 294 247
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 125 125
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 237 202
8,639
Commercial Mortgage-Backed
Securities 3.9%
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M TSFR + 2.114%, 7.447%, 9/15/38 (1) 190 162

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.246%, 6/15/38 (1) 120 106
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.786%, 10/15/34 (1) 510 505
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.597%, 9/15/38 (1) 200 189
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.347%, 8/15/38 (1) 166 133
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.367%, 10/15/36 (1) 84 84
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.322%, 1/17/39 (1) 190 186
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.473%, 6/15/27 (1) 260 260
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.092%, 10/15/36 (1) 145 140
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 186
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 133
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.747%, 11/15/37 (1) 256 253
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 202
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.853%, 8/10/47 (1) 250 213
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 278
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 431
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 91
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29 (1) 100 86
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 112 100
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 7.146%, 7/15/38 (1) 185 183
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.48%, 12/15/36 (1) 325 323
Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 7.079%, 12/15/36 (1) 390 385
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.047%, 5/15/26 (1) 160 135
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 1.964%, 7.547%, 9/15/29 (1) 355 278
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 1.884%, 7.217%, 10/15/33 (1) 255 228
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.284%, 7.617%, 10/15/33 (1) 210 172
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.196%, 8/15/38 (1) 243 230
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 128
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 258
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.247%, 12/15/36 (1) 130 49
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.396%, 3/15/36 (1) 315 294
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.546%, 3/15/36 (1) 170 156
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 40
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 437
7,034
Residential Mortgage 0.3%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 247 239
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 113 103
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 20 20
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 8 8

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 56 54
424
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $18,259) 16,097
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.4%
U.S. Government Agency
Obligations 3.7%
Federal Home Loan Mortgage
3.50%, 3/1/46  86 76
5.00%, 12/1/23 - 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  59 60
7.00%, 3/1/39  51 53
7.50%, 6/1/38  47 48
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 4.37%, 1/1/36  4 5
1Y CMT + 2.25%, 5.10%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 4.849%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 5.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 5.94%, 7/1/35  2 2
RFUCCT1Y + 1.733%, 5.593%, 10/1/36  5 5
RFUCCT1Y + 1.74%, 5.058%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 4.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 5.232%, 5/1/37  2 2
RFUCCT1Y + 1.842%, 4.091%, 1/1/37  2 2
RFUCCT1Y + 1.915%, 4.29%, 2/1/37  2 2
RFUCCT1Y + 2.03%, 4.275%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 4.582%, 2/1/38  7 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  33 32
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  202 170
2.50%, 1/1/52 - 4/1/52  305 244
3.00%, 11/1/34  141 129
4.00%, 12/1/49  33 29
4.50%, 9/1/37 - 5/1/50  262 251
6.00%, 2/1/53  139 139
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 3.59%, 12/1/35  2 2
RFUCCT1Y + 1.553%, 5.24%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 4.499%, 12/1/35  5 5
RFUCCT1Y + 1.597%, 4.959%, 7/1/36  4 4
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 4.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 4.03%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 4.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 5.081%, 4/1/38  12 12
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  6 6
RFUCCT1Y + 1.892%, 4.142%, 12/1/35  2 1
RFUCCT1Y + 1.922%, 5.20%, 5/1/38  6 6
RFUCCT1Y + 2.04%, 4.29%, 12/1/36  1 1
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  105 80
2.50%, 1/1/52  191 152
3.00%, 1/1/27 - 6/1/52  415 350
3.50%, 3/1/28 - 1/1/52  119 105
4.00%, 11/1/49 - 9/1/52  641 571
4.50%, 12/1/40 - 8/1/52  1,052 973
5.00%, 9/1/25 - 10/1/52  255 246
5.50%, 10/1/24 - 5/1/40  192 192
6.00%, 3/1/34 - 8/1/53  1,766 1,757
6.50%, 7/1/32 - 12/1/32  43 44
UMBS, TBA (4)
5.00%, 10/1/53  275 260
5.50%, 10/1/53  415 401
6.00%, 10/1/53  275 271
6,730
U.S. Government Obligations 1.7%
Government National Mortgage Assn.
2.00%, 3/20/52  20 16
3.00%, 9/20/47  664 570
3.50%, 7/20/52  787 689
4.00%, 10/20/50 - 10/20/52  198 179
4.50%, 10/20/52  610 564
5.00%, 12/20/34 - 11/20/47  230 225
5.50%, 3/20/48 - 3/20/49  36 35
Government National Mortgage Assn.,
TBA (4)
5.00%, 10/20/53  235 223
5.50%, 10/20/52  365 354
6.50%, 10/20/53  140 141
2,996
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $10,392) 9,726
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 20.2%
Government Sponsored 0.3%
Federal Home Loan Banks, 5.00%, 2/28/25  630 627
627
Treasuries 19.9%
U.S. Treasury Notes, 2.875%, 6/15/25  10,000 9,625
U.S. Treasury Notes, 4.00%, 12/15/25  1,525 1,493
U.S. Treasury Notes, 4.25%, 5/31/25 (5) 6,330 6,235
U.S. Treasury Notes, 4.50%, 11/15/25  2,635 2,607
U.S. Treasury Notes, 4.625%, 6/30/25  5,435 5,389
U.S. Treasury Notes, 5.00%, 8/31/25  7,340 7,325
U.S. Treasury Notes, 5.00%, 9/30/25  2,910 2,907
35,581
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $36,727) 36,208

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 3.6%
Commercial Paper 0.6%
4(2) 0.6%(6)
Jabil, 6.109%, 10/20/23  475 473
Syngenta Wilmington, 6.331%, 10/23/23  485 483
956
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund,
5.40% (7)(8) 5,432 5,432
5,432
Total Short-Term Investments
(Cost $6,388) 6,388
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund,
5.40% (7)(8) 235 235
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 235
Total Securities Lending Collateral
(Cost $235) 235
Total Investments in Securities 102.2%
(Cost $189,915) $ 183,056
Other Assets Less Liabilities (2.2)% (3,866)
Net Assets 100.0% $ 179,190
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $57,771 and represents
32.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at September 30, 2023.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,650 and represents 0.9% of net assets.
(5) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $956 and represents 0.6 % of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity

T. ROWE PRICE Limited-Term Bond Portfolio

.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (5) (4) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (13) (10) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (6) (4) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (12) (9) (3)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 12/16/72 4,298 85 119 (34)
Total Bilateral Credit Default Swaps, Protection Bought 92 (43)
Total Bilateral Swaps 92 (43)

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 U.S. Treasury Notes five year contracts 12/23 (1,791) $ 10
Short, 27 U.S. Treasury Notes ten year contracts 12/23 (2,918) 50
Long, 221 U.S. Treasury Notes two year contracts 12/23 44,799 (81)
Short, 7 Ultra U.S. Treasury Bonds contracts 12/23 (831) 31
Short, 33 Ultra U.S. Treasury Notes ten year contracts 12/23 (3,681) 83
Net payments (receipts) of variation margin to date (89)
Variation margin receivable (payable) on open futures contracts $ 4

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 109++
Totals $ —# $ — $ 109+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 1,885  ¤  ¤ $ 5,667
Total $ 5,667^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $109 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,667.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Limited-Term Bond Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E303-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 176,433 $ — $ 176,433
Short-Term Investments 5,432 956 — 6,388
Securities Lending Collateral 235 — — 235
Total Securities 5,667 177,389 — 183,056
Swaps — 85 — 85
Futures Contracts* 174 — — 174
Total $ 5,841 $ 177,474 $ — $ 183,315
Liabilities
Swaps $ — $ 36 $ — $ 36
Futures Contracts* 81 — — 81
Total $ 81 $ 36 $ — $ 117
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.